Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2014
Columbia California Tax-Exempt Fund	3/1/2014
Columbia High Yield Municipal Fund	10/1/2014
Columbia New York Tax-Exempt Fund	3/1/2014
Columbia Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund's prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the "Shareholder Fees" table in the "Summary of the Fund — Fees and Expenses of the Fund" section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
	Class A

Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%

Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75	%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A Shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$584	$805	$1,440
Columbia AMT-Free Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$375	$556	$753	$1,320
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$580	$796	$1,419
Columbia AMT-Free New York Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$374	$574	$791	$1,414
Columbia AMT-Free Oregon Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$387	$572	$773	$1,352
Columbia California Tax-Exempt Fund Class A (whether or not shares are redeemed)	$378	$561	$760	$1,333
Columbia High Yield Municipal Fund Class A (whether or not shares are redeemed)	$388	$590	$808	$1,437
Columbia New York Tax-Exempt Fund Class A (whether or not shares are redeemed)	$377	$569	$776	$1,374
Columbia Tax-Exempt Fund Class A (whether or not shares are redeemed)	$376	$539	$715	$1,226

The rest of the section remains the same.